Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 289
Recognition of prior years’ net (loss)	(69)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	220
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	112
Recognition of prior years’ net (loss)	(3)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	109
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	0
Recognition of prior years’ net (loss)	(3)
Recognition of prior years’ service credit	7
Total recognized in other comprehensive loss (income) (before tax effects)	4
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(1)
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	$ (1)